Description of the Business (Q1) (Details) $ / shares in Units, $ in Thousands							3 Months Ended
	Apr. 04, 2024	Mar. 27, 2024	Dec. 13, 2023 USD ($)	Dec. 06, 2023	Dec. 05, 2023 shares	Nov. 13, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Cash and Cash Equivalents [Line Items]
Common stock, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Cash, cash equivalents, restricted cash and marketable securities							$ 104,800	$ 78,300
Restricted cash and cash equivalents							1,400	1,400
Accumulated deficit							(671,471)	(614,647)	$ (394,937)
Russian subsidiary
Cash and Cash Equivalents [Line Items]
Cash maintained in Russian bank accounts							$ 200	$ 200
Subsequent Event
Cash and Cash Equivalents [Line Items]
Reverse stock split conversion ratio	0.0333
Minimum
Cash and Cash Equivalents [Line Items]
Reverse stock split conversion ratio		0.05
Maximum
Cash and Cash Equivalents [Line Items]
Reverse stock split conversion ratio		0.0333
Securities Purchase Agreement
Cash and Cash Equivalents [Line Items]
Sale of stock, consideration received on transaction			$ 14,800			$ 60,250
Sale of stock, number of shares issued in transaction (in shares) | shares						149,330.115
Old Cartesian
Cash and Cash Equivalents [Line Items]
Contingent value right, percentage of milestone payments, royalties and other amounts to be distributed				100.00%			100.00%
Old Cartesian | Common stock
Cash and Cash Equivalents [Line Items]
Issuance of shares (in shares) | shares					6,723,639	224,099
Old Cartesian | Series A Preferred Stock
Cash and Cash Equivalents [Line Items]
Issuance of shares (in shares) | shares					384,930.724	384,930.724